ACQUISITIONS (Details Narrative)					6 Months Ended		12 Months Ended		16 Months Ended
	Aug. 29, 2025 shares	Aug. 26, 2025 shares	Aug. 25, 2025 USD ($) shares	Aug. 25, 2025 HKD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Oct. 28, 2025 shares	Jun. 14, 2024 $ / shares
Business Combination [Line Items]
Development cost					$ 281,585		$ 30,931
Issuance of shares | shares							650	250
First IPO Quarter [Member]
Business Combination [Line Items]
Repayment of initial public offering			$ 3,132,496	$ 24,381,156
Second IPO Quarter [Member]
Business Combination [Line Items]
Repayment of initial public offering			3,132,496	24,381,156
Third IPO Quarter [Member]
Business Combination [Line Items]
Repayment of initial public offering			3,132,496	24,381,156
Twelve Months IPO [Member]
Business Combination [Line Items]
Repayment of initial public offering			3,132,496	24,381,156
IPO [Member]
Business Combination [Line Items]
Repayment of initial public offering			385,441	3,000,000
Thirteenth and Sixteenth Month IPO [Member]
Business Combination [Line Items]
Repayment of initial public offering			256,960	2,000,000
Seventeenth and twentieth Month IPO [Member]
Business Combination [Line Items]
Repayment of initial public offering			336,470	2,618,844
Seventeenth and twentieth Month IPO [Member] | Times Express Limited And H2N Limited [Member]
Business Combination [Line Items]
Repayment of initial public offering			119,581	$ 930,733
Times Express Limited And H2N Limited [Member]
Business Combination [Line Items]
Expected consideration			$ 3,000,000
Initial public offering term			2 years	2 years
Business combination valuation			$ 60,000,000
Times Express Limited And H2N Limited [Member] | Brand Names [Member]
Business Combination [Line Items]
Valuation of intangible asset			987,109
Times Express Limited And H2N Limited [Member] | Replacement Cost Method [Member]
Business Combination [Line Items]
Valuation of intangible asset			720,977
Development cost			$ 1,166,600
Times Express Limited And H2N Limited [Member] | Replacement Cost Method [Member] | Developer [Member]
Business Combination [Line Items]
Profit margin			10.00%	10.00%
Times Express Limited And H2N Limited [Member] | Replacement Cost Method [Member] | Entrepreneur [Member]
Business Combination [Line Items]
Profit margin			11.00%	11.00%
Times Express Limited And H2N Limited [Member] | Multi Period Excess Earnings [Member]
Business Combination [Line Items]
Valuation of intangible asset			$ 1,809,068
Intangible asset discount rate			18.00%
Intangible risk premium			2.00%
Times Express Limited And H2N Limited [Member] | Multi Period Excess Earnings [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Contributory asset percentage			17.00%
Times Express Limited And H2N Limited [Member] | Multi Period Excess Earnings [Member] | Brand Names [Member]
Business Combination [Line Items]
Contributory asset percentage			17.00%
Times Express Limited And H2N Limited [Member] | Multi Period Excess Earnings [Member] | Assembled Workforce [Member]
Business Combination [Line Items]
Contributory asset percentage			16.00%
Times Express Limited And H2N Limited [Member] | Multi Period Excess Earnings [Member] | Machinery and Equipment [Member]
Business Combination [Line Items]
Contributory asset percentage			10.50%
Times Express Limited And H2N Limited [Member] | Minimum [Member]
Business Combination [Line Items]
Expected consideration			$ 3,000,000
Times Express Limited And H2N Limited [Member] | Maximum [Member]
Business Combination [Line Items]
Expected consideration			$ 5,000,000
Smart Minds Holdings Limited [Member]
Business Combination [Line Items]
Fair value of the gross assets acquired, percentage							24.90%	15.00%
Sale And Purchase Agreement [Member]
Business Combination [Line Items]
Issuance of shares | shares		354	354	354
Share capital issued percentage			11.00%	11.00%
Gross fund raised percentage			2.50%	2.50%
Sale And Purchase Agreement [Member] | Vendor [Member]
Business Combination [Line Items]
Gross fund raised percentage			5.00%	5.00%
Sale And Purchase Agreement [Member] | Times Express Limited [Member]
Business Combination [Line Items]
Equity interest			100.00%
Sale And Purchase Agreement [Member] | H2N Limited [Member]
Business Combination [Line Items]
Equity interest			100.00%
Share Swap Agreement [Member]
Business Combination [Line Items]
Issuance of shares | shares	406
Share Swap Agreement [Member] | Oceanus Asia Opportunity Two Limited [Member]
Business Combination [Line Items]
Equity interest	100.00%
Fair value of the gross assets acquired, percentage	9.90%
Share Swap Agreement [Member] | Smart Minds Holdings Limited [Member] | Minimum [Member]
Business Combination [Line Items]
Equity interest									24.90%
Share Swap Agreement [Member] | Smart Minds Holdings Limited [Member] | Maximum [Member]
Business Combination [Line Items]
Equity interest									62.50%
Supplemental Share Subscription Agreement [Member] | Smart Minds Holdings Limited [Member]
Business Combination [Line Items]
Issuance of shares | shares									13,708,428
Subscription price | $ / shares										$ 0.1158